Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross operating revenues		R$ 32,198,639
(-) Pis/Pasep and Cofins		(2,648,382)
(-) ICMS (VAT)		(3,945,668)
(-) Service tax (ISSQN)		(6,414)
Electricity Sales To Final Customers [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		11,392,957	R$ 12,296,456	R$ 9,524,897
(-) Pis/Pasep and Cofins		(865,989)
(-) ICMS (VAT)		(2,042,838)
(-) Service tax (ISSQN)
Residential [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		3,441,726	4,098,156	3,098,969
Industrial [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		954,280	1,230,945	970,638
Trade Services And Other Activities [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		1,930,820	2,202,475	1,701,260
Rural [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		768,128	873,560	613,419
Public Entities [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		262,000	276,383	195,259
Public Lighting [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		253,758	339,524	233,558
Public Service [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		351,613	400,341	290,482
Free Consumers [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		2,692,303	2,203,320	1,729,603
Donations And Grants [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		738,329	671,752	691,709
Electricity Sales To Distributors [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		4,644,150	7,034,152	4,330,982
(-) Pis/Pasep and Cofins		(650,271)
(-) ICMS (VAT)		(18,876)
(-) Service tax (ISSQN)
Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		2,923,509	2,390,859	2,386,929
Regulated Contracts [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		1,033,405	1,026,124	916,377
Electric Energy Trade Chamber C C E E [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		568,797	3,482,687	933,369
Effective Interest Grant Bonus [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		118,439	134,482	94,307
Use Of The Main Distribution And Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		9,843,657	10,088,231	8,780,612
(-) Pis/Pasep and Cofins		(784,691)
(-) ICMS (VAT)		(1,595,850)
(-) Service tax (ISSQN)
Residential One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		2,899,387	3,011,507	2,788,725
Industrial One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		1,174,082	1,456,377	1,273,320
Trade Services And Other Activities One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		1,735,174	1,771,496	1,628,098
Rural One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		662,963	623,280	548,682
Public Entities One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		231,753	205,247	180,814
Public Lighting One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		195,319	213,433	205,904
Public Service One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		218,738	214,501	195,597
Free Consumers One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		1,819,152	1,440,922	1,164,020
Concessionaires And Generators One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		86,160	79,493	61,720
Operating And Maintenance Income O And M And Interest Income One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		820,929	1,071,975	733,732
Construction Income [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		2,176,158	1,951,559	1,414,067
(-) Pis/Pasep and Cofins
(-) ICMS (VAT)
(-) Service tax (ISSQN)
Power Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		2,048,022	1,700,889	1,154,488
Power Gas Distribution Service Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		12,024	11,222	7,438
Power Transmission Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues	[1]	116,112	239,448	252,141
Fair Value Of Assets From The Indemnity For The Concession [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		89,941	142,642	57,341
(-) Pis/Pasep and Cofins
(-) ICMS (VAT)
(-) Service tax (ISSQN)
Distribution Of Piped Gas [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		1,669,588	950,850	679,304
Sectorial Financial Assets And Liabilities Result 1 [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		1,847,863	2,502,324	746,052
Other Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		534,325	358,997	406,539
Leasing And Rent [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		374,801	253,049	176,452
Fair Value In The Purchase And Sale Of Power [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		32,747		137,463
Income From Rendering Of Services [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		59,048	91,932	44,182
Other Income One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		67,729	14,016	48,442
Gross Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		32,198,639	35,325,211	25,939,794
Pis Pasep And Cofins One [Member]
IfrsStatementLineItems [Line Items]
(-) Pis/Pasep and Cofins		(2,648,382)	(2,839,713)	(2,038,541)
Recovery Of Pis Pasep And Cofins On I C M S [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues
(-) Pis/Pasep and Cofins
Recovery of Pis/Pasep and Cofins on ICMS				810,563
(-) ICMS (VAT)
(-) Service tax (ISSQN)
I C M S V A T [Member]
IfrsStatementLineItems [Line Items]
(-) ICMS (VAT)		(3,945,668)	(4,984,945)	(4,216,720)
Service Tax I S S Q N [Member]
IfrsStatementLineItems [Line Items]
(-) Service tax (ISSQN)		(6,414)	(7,509)	(4,504)
Sectorial Charges One [Member]
IfrsStatementLineItems [Line Items]
(-) Sectorial charges		(3,670,454)	(3,508,757)	(1,857,343)
Net Operating Revenue One [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenues		R$ 21,927,721	R$ 23,984,287	R$ 18,633,249

[1]	The balance contains the amount of construction revenue, the construction margin and the efficiency gain or loss as detailed in Note 10.3.